Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 485
Provided for the year	(87)	$ (162)	$ (133)
Ending balance	161	485
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21
Ending balance	3	21
Furniture and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	464
Ending balance	158	464
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	928	561
Additions		367
Disposals	(363)
Ending balance	565	928	561
Gross carrying amount [member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	135	135
Ending balance	135	135	135
Gross carrying amount [member] | Furniture and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	793	426
Additions		367
Disposals	(363)
Ending balance	430	793	426
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(443)	(281)
Accumulated depreciation removal for disposals	75
Provided for the year	(36)	(162)
Ending balance	(404)	(443)	(281)
Accumulated depreciation and amortisation [member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(114)	(80)
Provided for the year	(18)	(34)
Ending balance	(132)	(114)	(80)
Accumulated depreciation and amortisation [member] | Furniture and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(329)	(201)
Accumulated depreciation removal for disposals	75
Provided for the year	(18)	(128)
Ending balance	$ (272)	$ (329)	$ (201)